Note 11 - Other Comprehensive Income - Amounts Reclassified from AOCI to Income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Realized gains on securities (a)	[1]	$ 1,508,182	$ 735,567
Income tax expense (c)	[2]	(512,782)	(250,093)
Net of tax		995,400	485,474
Amortization of actuarial net loss (b)	[3]	(737,174)	(762,233)
Income tax benefit (c)	[2]	250,639	259,159
Net of tax		(486,535)	(503,074)
Total reclassifications for the period		$ 508,865	$ (17,600)

[1]	These items appear within net realized gains on investments in the consolidated income statements.
[2]	These items appear within federal income taxes in the consolidated income statements.
[3]	These items are included in the computation of net periodic benefit cost (see Note 6).